Progress Payments in Excess of Accumulated Costs with Respect to Projects (Accumulated Costs with Respect to Project in Excess of Progress Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Progress Payments in Excess of Accumulated Costs with Respect to Projects (Accumulated Costs with Respect to Project in Excess of Progress Payments) [Abstract]
Advanced payments from customers	$ 3,649	$ 16,685
Prepaid expenses	(4,106)	(11,039)
Progress payments in excess of accumulated costs with respect to projects (accumulated costs with respect to project in excess of progress payment)	$ (457)	$ 5,646